Significant acquisition and equity transactions (Tables)	12 Months Ended
Dec. 31, 2018
Feiyuan
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

		Weighted average amortization
		period at the acquisition date
	RMB	(in years)

Net tangible liabilities acquired	(18,388)
Intangible assets- customer relationship	17,693	14
Goodwill	210,669
Deferred tax liabilities	(4,423)
Non-controlling interest	(59,851)
Total consideration	145,700
Consideration transferred
Cash	65,452
Fair value of the Group's previously held equity interests in Feiyuan	80,248
Total consideration	145,700

Zhejiang Vipshop Payment Co., Ltd. (formerly known as Ebatong)
Significant acquisition and equity transactions
Schedule of estimated fair values for major classes of assets acquired and liabilities assumed

		Weighted average amortization
		period at the acquisition date
	RMB	(in years)

Net tangible assets acquired	95,332
Intangible assets-Payment license	319,660	Indefinite life
Goodwill	13,291
Total consideration	428,283
Consideration transferred and liabilities assumed
Cash	410,417
Other receivables	17,866
Total consideration	428,283